SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets By Segment (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Restricted cash - current - others	¥ 10,813,746	$ 1,481,477	¥ 14,334,937	¥ 152,688,510
Accounts receivable, net	22,991,951	3,149,884	64,791,709
Finance lease receivables - current, net of allowance of RMB9,970,622 and RMB4,248,857 (US$582,091) as of December 31, 2023 and 2024, respectively	20,685,475	2,833,898	200,459,435
Financing receivables, net of allowance	5,685,096	778,855	29,522,035
Short-term contract asset, net	33,719,944	4,619,613	170,623,200
Prepayments and other current assets, net of allowance	226,352,004	31,010,097	78,606,808
Receivable for bitcoin collateral, net	617,057,765	84,536,567
Non-current assets:
Restricted cash - non-current	287,425,602	39,377,146	583,380,417	750,877,306
Mining machines, net	1,772,319,041	242,806,713
Intangible assets, net	47,425,617	6,497,283	48,373,192
Long-term contract asset, net	17,551,040	2,404,483	36,310,769
Finance lease receivables - non-current, net of allowance of RMB 2,730,769 and RMB 260,848 (US$35,736) as of December 31, 2023 and 2024, respectively.	9,309,227	1,275,359	36,426,617
Other non-current assets, net	332,471,311	45,548,383	4,705,544
Reconciliations to total assets
Cash and cash equivalents	1,289,629,981	176,678,583	1,020,604,191	¥ 378,917,318
Short-term investment	1,231,171,751	168,669,838	635,070,394
Operating lease right-of-use assets, net	40,788,977	5,588,067	47,154,944
TOTAL ASSETS	5,969,323,559	817,793,973	¥ 4,648,610,014
Operating Segment
Current assets
Restricted cash - current - others	10,813,746	1,481,477
Accounts receivable, net	22,991,951	3,149,884
Finance lease receivables - current, net of allowance of RMB9,970,622 and RMB4,248,857 (US$582,091) as of December 31, 2023 and 2024, respectively	20,685,475	2,833,898
Financing receivables, net of allowance	5,685,096	778,855
Short-term contract asset, net	33,719,944	4,619,613
Prepayments and other current assets, net of allowance	226,352,004	31,010,097
Receivable for bitcoin collateral, net	617,057,765	84,536,567
Non-current assets:
Restricted cash - non-current	287,425,602	39,377,146
Mining machines, net	1,772,319,041	242,806,713
Property and equipment, net	1,683,536	230,643
Intangible assets, net	47,425,617	6,497,283
Long-term contract asset, net	17,551,040	2,404,483
Finance lease receivables - non-current, net of allowance of RMB 2,730,769 and RMB 260,848 (US$35,736) as of December 31, 2023 and 2024, respectively.	9,309,227	1,275,359
Other non-current assets, net	329,761,833	45,177,186
Reconciliations to total assets
TOTAL ASSETS	3,402,781,877	466,179,204
Reconciliations
Reconciliations to total assets
Cash and cash equivalents	1,289,629,981	176,678,583
Short-term investment	1,231,171,751	168,669,838
Operating lease right-of-use assets, net	40,788,977	5,588,067
Property and equipment, net - leasehold improvements	4,950,973	$ 678,281
Bitcoin Mining Business | Operating Segment
Current assets
Accounts receivable, net	12,060,219
Prepayments and other current assets, net of allowance	182,512,726
Receivable for bitcoin collateral, net	617,057,765
Non-current assets:
Mining machines, net	1,772,319,041
Other non-current assets, net	325,704,997
Reconciliations to total assets
TOTAL ASSETS	2,909,654,748
Automobile and Related Business | Operating Segment
Current assets
Restricted cash - current - others	10,813,746
Accounts receivable, net	10,931,732
Finance lease receivables - current, net of allowance of RMB9,970,622 and RMB4,248,857 (US$582,091) as of December 31, 2023 and 2024, respectively	20,685,475
Financing receivables, net of allowance	5,685,096
Short-term contract asset, net	33,719,944
Prepayments and other current assets, net of allowance	43,839,278
Non-current assets:
Restricted cash - non-current	287,425,602
Property and equipment, net	1,683,536
Intangible assets, net	47,425,617
Long-term contract asset, net	17,551,040
Finance lease receivables - non-current, net of allowance of RMB 2,730,769 and RMB 260,848 (US$35,736) as of December 31, 2023 and 2024, respectively.	9,309,227
Other non-current assets, net	4,056,836
Reconciliations to total assets
TOTAL ASSETS	¥ 493,127,129